      As filed with the Securities and Exchange Commission on November 25, 2003


                                        Securities Act registration no. 33-19228
                                        Investment Company Act file no. 811-5443
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
 ------------------------------------------------------------------------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 33 [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 36 [X]

 ------------------------------------------------------------------------------
                            CALAMOS INVESTMENT TRUST
                                  (Registrant)

                           1111 East Warrenville Road
                         Naperville, Illinois 60563-1493

                        Telephone number: (630) 245-7200
 ------------------------------------------------------------------------------



     James S. Hamman, Jr., Secretary         Cameron S. Avery
     Calamos Asset Management, Inc.          Bell, Boyd & Lloyd LLC
     1111 East Warrenville Road              70 West Madison Street, Suite 3300
     Naperville, Illinois  60563-1493        Chicago, Illinois  60602-4207
                              (Agents for service)
================================================================================
It is proposed that this filing will become effective:
                 immediately upon filing pursuant to paragraph (b) of rule 485
       ------

          X      on December 1, 2003 pursuant to paragraph (b) of rule 485
       ------

                 60 days after filing pursuant to paragraph (a)(1) of rule 485
       ------
                 on _____________ pursuant to paragraph (a)(1) of rule 485
       ------
                 75 days after filing pursuant to paragraph (a)(2) of rule 485
       ------

                 on ________________ pursuant to paragraph (a)(2) of rule 485
       ------

If appropriate, check the following box:
         x       This post-effective amendment designates a new effective date
       ------    for a previously filed post-effective amendment.


The prospectus and statement of additional information (SAI) for this Post-Effective Amendment No. 33 are identical to those filed in Post-Effective Amendment No. 32, and the Prospectus and SAI are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 32.

                            PART C. OTHER INFORMATION
ITEM 23.    EXHIBITS.

(a)(1) Second Amended and Restated Agreement and Declaration of Trust, dated October 3, 2001 (incorporated by reference to Exhibit (a) to Post-effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed on November 13, 2001).



(a)(2) Amendment No. 1 to the Second Amended and Restated Agreement and Declaration of Trust dated October 3, 2001.**

(a)(3) Amendment No. 2 to the Second Amended and Restated Agreement and Declaration of Trust dated October 3, 2001.**

(a)(4) Amendment No. 3 to the Second Amended and Restated Agreement and Declaration of Trust dated October 3, 2001.**


(b) Bylaws, as amended through June 23, 2003 (incorporated by reference to Exhibit (b) to Post-effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed on August 1, 2003).

(c)      See Articles IV and V of Exhibit (a), above.

(d)(1) Management Agreement with Calamos Asset Management, Inc., dated August 1, 2000 (incorporated herein by reference to Exhibit (d) to Post-effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(d)(2) Form of Notification to Calamos Asset Management, Inc. Regarding Establishment of Calamos Value Fund (formerly known as the Calamos Mid Cap Value Fund) (incorporated by reference to Exhibit (d)(2) to Post-effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, filed on December 18, 2001).


(d)(3) Form of Notification to Calamos Asset Management, Inc. Regarding Establishment of Calamos Blue Chip Fund.**

(d)(4)   Letter Agreement of Calamos Asset Management, Inc. dated August 31,
         2003.**

(d)(5) Organizational Expenses Agreement dated September 24, 2003 relating to Blue Chip Fund.**

(e)(1) Amended and Restated Distribution Agreement with Calamos Financial Services, Inc., dated September 24, 2003.**


(e)(2) Selling Group Agreement, revised September 2000 (incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31,
         2001).

(f)      None.

(g)(1) Custody Agreement with Bank of New York, dated November 15, 2000 (incorporated herein by reference to Exhibit (g)(1) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(g)(2) Foreign Custody Manager Agreement with Bank of New York, dated November 15, 2000 (incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(1) Fund Accounting Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 1, 2000 (incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(2) Amendment to the Fund Accounting Servicing Agreement dated January 1, 2002 (incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on May 31, 2002).

(h)(3) Transfer Agent Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed on July 31, 2001).

(h)(4) Amendment to the Transfer Agent Servicing Agreement dated January 1, 2002 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on May 31, 2002).

(h)(5) Amendment to the Transfer Agent Servicing Agreement dated January 1, 2002 (incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on May 31, 2002).

(h)(6) Amendment to the Transfer Agent Servicing Agreement dated March 1, 2002 (incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on May 31, 2002).

(h)(7) Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(8) Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(9) Use of Name Agreement, dated August 23, 1990 (incorporated herein by reference to Exhibit 9.5 to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, filed on June 24,
         1997).


(i)(1)   Opinion of Bell, Boyd & Lloyd LLC dated November 25, 2003.**

(i)(2)   Opinion of Goodwin Procter LLP dated November 25, 2003.**

(j)      Consent of independent auditors.**


(k)      None.

(l)(1)   Initial Capital Agreement -- Calamos Convertible Fund.*

(l)(2) Subscription Agreement -- Calamos Global Convertible Fund, dated June 11, 1996 (incorporated herein by reference to Exhibit 13.5 to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed June 24, 1996).

(l)(3) Subscription Agreement -- Calamos Convertible Growth and Income Fund, dated July 5, 1988 (incorporated herein by reference to Exhibit (13.1) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(4) Subscription Agreement -- Calamos Market Neutral Fund and Calamos Growth Fund (incorporated herein by reference to Exhibit (13.3) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(5) Subscription Agreement -- Calamos High Yield Fund, dated July 27, 1999 (incorporated herein by reference to Exhibit (l) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, filed on July 30, 2000).

(l)(6) Subscription Agreement -- Calamos Value Fund dated December 28, 2001 (incorporated herein by reference to Exhibit (l)(6) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on May 31, 2002).


(l)(7) Form of Subscription Agreement -- Calamos Blue Chip Fund dated _________, 2003.**


(m)      Amended and Restated Distribution Plan, dated September 24, 2003.**

(n) Rule 18f-3 Plan, dated August 1, 2000 (incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(o)      [Item Omitted].

(p) Code of Ethics of Registrant and its investment adviser and distributor, adopted March 19, 2003 (incorporated by reference to Exhibit (p) to Post-effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed on August 1, 2003).

(q)      Powers of Attorney.
-----------------------------

* No subscription agreement has been filed with respect to Calamos Convertible Fund because such series was operational prior to the effective date of the Registrant's initial Registration Statement on Form N-1A.


**       To be filed by amendment.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

         The information in the prospectus, under the captions "Who Manages the Funds?" and in the Statement of Additional Information under the caption "Management" and "Certain Shareholders", is incorporated herein by reference.

ITEM 25.    INDEMNIFICATION.

         Article VI of the Second Amended Agreement and Declaration of Trust of Registrant (Exhibit (a) to this registration statement, which is incorporated herein by reference) provides that the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined, in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct").

         A determination that the Covered Person is entitled to indemnification despite allegations of Disabling Conduct may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

         Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason or any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Party ultimately will be found to be entitled to indemnification.

         The registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.    BUSINESS AND OTHER CONNECTION OF THE INVESTMENT ADVISOR.

         The information in the Statement of Additional Information under the caption "Management - Trustees and Officers" is incorporated by reference.

ITEM 27.    PRINCIPAL UNDERWRITERS.

(a) Calamos Financial Services, Inc. ("CFS") serves as principal underwriter for the Calamos Investment Trust and the Calamos Advisors Trust.

(b) Information on the officers and directors of CFS is set forth below. The principal business address is 1111 East Warrenville Road, Naperville, Illinois 60563.

                      (1)                              (2)                                (3)
          NAME AND PRINCIPAL BUSINESS         POSITIONS AND OFFICES              POSITIONS AND OFFICES
                    ADDRESS                      WITH UNDERWRITER                   WITH REGISTRANT
                  (SEE ABOVE)

         John P. Calamos, Sr.           President and Chief Investment           President
                                        Officer

         Nick P. Calamos                Senior Executive Vice President          Vice President
                                        and Chief Investment Officer

         John P. Calamos, Jr.           Executive Vice President                 None

         Patrick H. Dudasik             Executive Vice President, Chief          Vice President
                                        Financial and Administrative
                                        Officer, and Treasurer

         Jim Greenawalt                 Executive Vice President                 None

         James S. Hamman, Jr.           Executive Vice President, General        Secretary
                                        Counsel and Secretary


                      (1)                              (2)                                (3)
          NAME AND PRINCIPAL BUSINESS         POSITIONS AND OFFICES              POSITIONS AND OFFICES
                    ADDRESS                      WITH UNDERWRITER                   WITH REGISTRANT
                  (SEE ABOVE)



         Tim Kaczmarek                      Executive Vice President                 None

         Bruce Innes                        Senior Vice President                    None

         Mark Storey                        Senior Vice President                    None

         Rhowena Blank                      Vice President                           Treasurer

         Dave Butler                        Vice President                           None

         Geoff Frankenthal                  Vice President                           None

         Derek Olsen                        Vice President                           None

(c) There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.

         All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant's investment manager, Calamos Asset Management, Inc., and Calamos Financial Services, Inc., the Registrant's principal underwriter, 1111 East Warrenville Road, Naperville, Illinois 60563, at the offices of the custodian, Bank of New York, 90 Washington Street, New York, NY 10286, or at the offices of the transfer agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

ITEM 29.    MANAGEMENT SERVICES.

         None.

ITEM 30.    UNDERTAKINGS.

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Naperville, and State of Illinois on the 25th day of November, 2003.

                                   CALAMOS INVESTMENT TRUST


                                   By   /s/ John P. Calamos
                                        ----------------------------------------
                                        John P. Calamos
                                        President

         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

              Name                                   Title                                        Date
              ----                                   -----                                        ----
/s/ John P. Calamos                                  Trustee and President          )
----------------------------------------
John P. Calamos                                      (principal executive officer)  )
                                                                                    )
                                                                                    )
/s/ Nick P. Calamos                                  Trustee                        )
----------------------------------------
Nick P. Calamos                                                                     )
                                                                                    )
                                                                                    )
/s/ Richard J. Dowen                   *             Trustee                        )
----------------------------------------
Richard J. Dowen                                                                    )
                                                                                    )
                                                                                    )
/s/ Joe F. Hanauer                     *             Trustee                        )
----------------------------------------
Joe F. Hanauer                                                                      )
                                                                                    )            November 25, 2003
                                                                                    )
/s/ Weston W. Marsh                    *             Trustee                        )
----------------------------------------
Weston W. Marsh                                                                     )
                                                                                    )
                                                                                    )
/s/ John E. Neal                       *             Trustee                        )
----------------------------------------
John E. Neal                                                                        )
                                                                                    )
                                                                                    )
/s/ William Rybak                      *             Trustee                        )
----------------------------------------
William Rybak                                                                       )
                                                                                    )
                                                                                    )
/s/ Patrick Dudasik                                  Vice President                 )
----------------------------------------
Patrick Dudasik                                      (principal financial and       )
                                                     accounting officer)            )

* James S. Hamman Jr. signs this document pursuant to powers of attorney filed herewith.


                                   By   /s/ James S. Hamman Jr.
                                        ----------------------------------------
                                        James S. Hamman Jr.

                                  EXHIBIT INDEX






(q)      Powers of attorney.